Loans (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Single-Family Residential
Accrued interest receivables written off	$ 20	$ 39
Total real estate loans
Accrued interest receivables written off	21	58
Commercial Loans (Not Secured by Real Estate)
Accrued interest receivables written off	0	8
Consumer Loans (Not Secured by Real Estate)
Accrued interest receivables written off	0	2
Total Real Estate [Member]
Accrued interest receivables written off	21	48
Commercial loans (secured by real estate)
Accrued interest receivables written off	$ 1	$ 9